DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Galaxy Digital Holdings, LP
Crypto Asset, Holding [Line Items]
Digital assets borrowed	$ 1,497,609	$ 398,277